Income Taxes (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Income Tax Disclosure [Abstract]
Effective tax rate	1.04%	1.32%
Effective tax rate attributable to non-controlling interests	94.00%	94.00%
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, interest on income tax expense	0	0
Unrecognized tax benefits, penalties on income tax expense	$ 0	$ 0